Financial Assets and Financial Liabilities (Time Deposits with banks) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time deposits with banks [line items]
Time deposits with banks within one year	¥ 4,049,443	¥ 1,508,839
Time deposits with banks above one year	7,042,840	3,511,234
Total time deposits with banks	¥ 11,092,283	¥ 5,020,073
Within one year [member] | Bottom of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	3.15%	3.95%
Within one year [member] | Top of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	4.10%	4.10%
Three years [member] | Bottom of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	3.85%	4.13%
Three years [member] | Top of range [member]
Time deposits with banks [line items]
Interest rate on time deposits with banks	4.20%	4.18%